EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY SECURITIES
Schedule of equity securities

	As at December 31,	As at December 31,
	2019	2018
Orla Mining Ltd.	$27,125	$13,563
White Gold Corp.	18,735	25,029
Other (i)	40,392	37,940
Total equity securities	$86,252	$76,532

Note:

(i)	The balance is comprised of 16 equity investments that are individually immaterial.